RESTRICTED CASH	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Operations	$282	$299
Capital expenditures and development projects	15	13
Credit obligations	110	79
Total	407	391
Less: non-current	(111)	(81)
Current	$296	$310